Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Data (Unaudited)
Schedule Of Quarterly Financial Data (Unaudited)

	2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$234,025	$242,309	$242,998	$255,013
Income (loss) from operations	$(25,919)	$(36,581)	$35,844	$(16,431)
Net income (loss)	$(59,260)	$(77,761)	$10,831	$(84,787)

Earnings per share:
Basic	$(0.27)	$(0.29)	$0.04	$(0.28)
Diluted	$(0.27)	$(0.29)	$0.03	$(0.28)

	2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$237,027	$243,297	$242,897	$245,247
Loss from operations	$(45,892)	$(34,430)	$(18,931)	$(6,455)
Net loss	$(77,037)	$(66,944)	$(54,727)	$(43,454)

Earnings per share:
Basic and diluted	$(0.35)	$(0.31)	$(0.25)	$(0.20)